Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of material related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Chengdu Zhisu	1,225	1,176	—
Xingying	836	1,157	681
First BCC	—	—	2,012
Others	—	124	213

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	18,130	8,330	4,954
Zhejiang Xinyang	—	—	500

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	—	18,620	13,230

(iv) Interest income from related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	1,148	868	377

(v) Impairment of amount due from related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	—	—	13,843

(vi) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beijing Mevos	1,637	716	274
Future Light	1,348	1,696	1,149
Beijing Souyang	582	318	—
Yinchuxing	407	412	412
Chutian	113	134	134
Others	—	189	168

Schedule of amount due from/ to related parties

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2023	2024
	RMB	RMB
Sharing New Medical (1)	8,489	—
Beijing Souyang	638	638
Zhejiang Xinyang	—	500
Others	85	80

(ii) Amount due to related parties

	As of December 31,
	2023	2024
	RMB	RMB
First BCC	—	412
Xingying	66	—
Beijing Mevos	65	65
Beijing Souyang	236	—
Others	21	—
(1)The balance as of December 31, 2023 and 2024 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%, and full allowance for credit losses was recognized in the year ended December 31, 2024.